Introduction and overview of Group's risk management - Fair value estimation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	$ 4,483,418	$ 3,410,308
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,344,402	2,609,090
Fair value	3,116,193	2,668,792
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,344,402	2,609,090
Bank and bond borrowings | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, Carrying value	3,344,402	2,609,090
Fair value	$ 3,116,193	$ 2,668,792